Note 20. Certain Relationships and Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

20. Certain Relationships and Transactions

Relationship with Irving Place Capital

Thermadyne Holdings Corporation is a wholly-owned subsidiary of Thermadyne Technologies Holdings, Inc. Affiliates of Irving Place Capital, along with its co-investors, hold approximately 98% Technologies’ common stock at December 31, 2011. The board of directors of the Company and Technologies includes two IPC members.

IPC has the power to designate all of the members of the board of directors of the Company and the right to remove any directors that it appoints.

Management Services Agreement

The Company has entered a management services agreement with IPC.  For advisory and management services, IPC will receive annual advisory fees equal to the greater of (i) $1,500 or (ii) 2.5% of EBITDA (as defined under the management services agreement), payable monthly.  In the event of a sale of all or substantially all of the Company’s assets to a third-party, a change of control, whether by merger, consolidation, sale or otherwise, or, under certain circumstances, a public offering of the Company’s or any of its subsidiaries’ equity securities, the Company will be obligated to pay IPC an amount equal to the sum of the advisory fee that would be payable for the following four fiscal quarters. Such fees were $1,986 for the year ended December 31, 2011 and $121 for the period from December 3, 2010 through December 31, 2010.

IPC also received transaction fees in connection with services provided related to the Acquisition of $6,500, which were included in Successor expenses for the period from December 3, 2010 through December 31, 2010.  In connection with any subsequent material corporate transactions, such as an equity or debt offering, acquisition, asset sale, recapitalization, merger, joint venture formation or other business combination, IPC will receive a fee of 1% of the transaction value.  IPC will also receive fees in connection with certain strategic services, as determined by IPC, provided such fees will reduce the annual advisory fee on a dollar-for-dollar basis.

Thermadyne Technologies Holdings Inc. (Technologies)

The capital stock of Technologies in the aggregate of $177,195 was outstanding as of December 31, 2011, with 141,541 shares of 8% cumulative preferred stock in the amount of $141,588 and 3,538,519 shares of common stock in the amount of $35,607.  No dividends have been declared on either the preferred stock or common stock at December 31, 2011.

Technologies’ stock-based compensation costs relate to Thermadyne employees and were incurred for Thermadyne’s benefit, and accordingly recognized in Thermadyne’s consolidated SG&A expenses (See Note 17- Stock Options and Stock-based Compensation).